Loans Receivable, Net (Schedule of Allowance for Loan Losses) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Beginning Balance	$ 12,842,896	$ 9,225,574	$ 9,171,717
Provision For Loan Losses	(2,404,117)	3,600,000	375,000
Charge-Offs	(136,622)	(281,270)	(985,317)
Recoveries	785,007	298,592	664,174
Ending Balance	11,087,164	12,842,896	9,225,574
Residential Real Estate
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Beginning Balance	1,528,948	1,390,594	1,191,443
Provision For Loan Losses	(597,159)	136,063	227,624
Charge-Offs	0	(9)	(34,599)
Recoveries	41,496	2,300	6,126
Ending Balance	973,285	1,528,948	1,390,594
Consumer
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Beginning Balance	1,298,655	1,210,849	1,203,593
Provision For Loan Losses	(201,384)	251,948	324,394
Charge-Offs	(129,923)	(226,760)	(432,003)
Recoveries	107,003	62,618	114,865
Ending Balance	1,074,351	1,298,655	1,210,849
Commercial Business
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Beginning Balance	1,165,033	544,764	923,600
Provision For Loan Losses	106,569	655,317	(392,817)
Charge-Offs	(6,699)	(35,048)	(1,132)
Recoveries	2,711	0	15,113
Ending Balance	1,267,614	1,165,033	544,764
Commercial Real Estate 1 [Member]
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Beginning Balance	8,850,260	6,079,367	5,853,081
Provision For Loan Losses	(1,712,143)	2,556,672	215,799
Charge-Offs	0	(19,453)	(517,583)
Recoveries	633,797	233,674	528,070
Ending Balance	$ 7,771,914	$ 8,850,260	$ 6,079,367